Fair value of assets and liabilities - Summary of valuation adjustment (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
– Revaluations	€ (80)	€ 87
Deferred Day One Profit or Loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
– Revaluations	(105)		€ (90)
Own credit adjustments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
– Revaluations	18		34
Bid/Offer
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
– Revaluations	(135)		(154)
Model Risk
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
– Revaluations	(27)		(26)
CVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
– Revaluations	(116)		(131)
DVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
– Revaluations	54		55
CollVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
– Revaluations	(3)		(4)
FVA
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
– Revaluations	(52)		(68)
Total Valuation Adjustments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
– Revaluations	€ (366)		€ (385)